Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Accumulated other comprehensive loss	$ 858	$ 855	$ 597